PROPOSED MERGER	6 Months Ended
Jun. 30, 2019
PROPOSED MERGER
PROPOSED MERGER

NOTE 11—PROPOSED MERGER

In April 2019, the Company and Histogenics Corporation (“Histogenics”) entered into a Merger Agreement. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s stockholders and Histogenics’ stockholders, a wholly-owned subsidiary of Histogenics will be merged with and into Ocugen, with Ocugen surviving the Merger as a wholly-owned subsidiary of Histogenics. The proposed Merger is structured as a stock-for-stock transaction whereby all of Ocugen’s outstanding shares of common stock and securities convertible into or exercisable for Ocugen’s common stock will be converted into the right to receive Histogenics’ common stock and securities convertible into or exercisable for Histogenics’ common stock. Under the exchange ratio formula in the Merger Agreement, as amended on June 13, 2019, the former Ocugen equity holders immediately before the Merger are expected to own approximately 86.24% of the outstanding capital stock of Histogenics, and the stockholders of Histogenics immediately before the Merger are expected to own approximately 13.76% of the outstanding capital stock of Histogenics, including the Initial Shares but excluding the Additional Shares issued in the Financing SPA (as such terms are defined below). If the proposed Merger is not completed and the Merger Agreement is terminated under certain circumstances, Histogenics or Ocugen may be required to pay the other party a termination fee of up to $600,000 or $700,000, respectively. Even if a termination fee is not payable in connection with a termination of the Merger Agreement, each of Histogenics and Ocugen will have incurred significant fees and expenses, which must be paid whether or not the Merger is completed.

In June 2019, the Company and Histogenics entered into a Securities Purchase Agreement with several investors (the “Financing SPA”), pursuant to which, among other things, the Company agreed to issue immediately prior to the Merger 4,574,272 common shares to the investors (Initial Share), and 4,574,272 common shares into escrow (Additional Shares) on behalf of the investors, and Histogenics agreed to issue after the Merger, warrants to purchase common shares of Histogenics, in exchange for $25.0 million. As a result of the proposed financing transaction, the Company has recognized $152,157 in deferred equity issuance cost as of June 30, 2019. These fees have not been paid and therefore reflected in the supplemental disclosure of the condensed consolidated statement of cash flows.

The Company has also elected a policy to classify prepaid merger considerations as current asset. Upon approval of the merger prepaid merger considerations will be reclassified to additional paid in capital.